EMPLOYEE BENEFITS OBLIGATIONS - Expected Employer Contributions (Details) $ in Millions	12 Months Ended
Mar. 31, 2026 CAD ($)
Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 24.2
Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	4.1
Canadian | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	24.2
Canadian | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	3.3
Foreign | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	0.0
Foreign | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 0.8